Annual Total Returns - Fidelity Diversified International K6 Fund [BarChart] - 10.31 Fidelity Diversified International K6 Fund PRO-05 - Fidelity Diversified International K6 Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Diversified International K6 Fund
Bar Chart Table:
Annual Return 2018	(15.20%)
Annual Return 2019	29.75%
Annual Return 2020	19.40%